Trade Receivables, Net - Summary of Loss Allowance For Current Financial Assets At FVTOCI (Details) - Trade receivables [member] $ in Thousands, $ in Thousands	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)
Disclosure For Loss Allowance For Current Financial Assets At FVTOCI [Line Items]
Gross carrying amount	$ 2,029,691	$ 67,860
Loss allowance (Lifetime ECLs)	(1)
Net Amount	$ 2,029,690	$ 67,860
Not past due [member]
Disclosure For Loss Allowance For Current Financial Assets At FVTOCI [Line Items]
Expected credit loss rate	0.00%	0.00%
Gross carrying amount	$ 2,029,324	$ 67,848
Net Amount	$ 2,029,324	$ 67,848
1 to 3 months [member]
Disclosure For Loss Allowance For Current Financial Assets At FVTOCI [Line Items]
Expected credit loss rate	0.00%	0.00%
Gross carrying amount	$ 207	$ 7
Net Amount	$ 207	$ 7
1 to 3 months [member] | Bottom of range [member]
Disclosure For Loss Allowance For Current Financial Assets At FVTOCI [Line Items]
Expected credit loss rate	0.00%	0.00%
More than 91 days [member]
Disclosure For Loss Allowance For Current Financial Assets At FVTOCI [Line Items]
Expected credit loss rate	1.00%	1.00%
Gross carrying amount	$ 160	$ 5
Loss allowance (Lifetime ECLs)	(1)
Net Amount	$ 159	$ 5